Unrecognized contractual commitments (excluding Orange Bank) - Investment commitments (Details) € in Millions		12 Months Ended
	Jan. 14, 2018 item	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 item	Dec. 31, 2016	Dec. 31, 2015 item	Dec. 31, 2011 item	Nov. 15, 2018 item
Disclosure of unrecognized contractual commitments [line items]
Investment commitments | €		€ 1,878
Additional technicians hired			200
FRANCE
Disclosure of unrecognized contractual commitments [line items]
Increase in maintenance budget (as a percent)		17.00%
Housing and professional premises in AMII by 2020 (as a percent)		100.00%
Threshold connectable on demand percentage (as a percent)		8.00%
Housing and professional premises in AMII by 2022 (as a percent)		100.00%
Not later than one year [member]
Disclosure of unrecognized contractual commitments [line items]
Investment commitments | €		€ 620
Not later than one year [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Additional sites	500
Not later than ten years [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Number of areas for coverage commitment of mobile services	5,000
Frequency band, 700 MHz [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Frequency expressed in MHz					700
Frequency band, 700 MHz [member] | Priority Deployment Areas [Member] | Not later than five years [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)					40.00%
Frequency band, 700 MHz [member] | Priority Deployment Areas [Member] | Not later than twelve years [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)					92.00%
Frequency band, 700 MHz [member] | Priority Deployment Areas [Member] | Not later than fifteen years [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)					97.70%
Frequency band, 700 MHz [member] | Areas Not Yet Covered By Broadband Network [Member] | Not later than twelve years [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)					100.00%
Frequency band, 700 MHz [member] | Areas At Level Of Priority Main Roads [Member] | Not later than fifteen years [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)					100.00%
Frequency band, 700 MHz [member] | Areas At Level Of National Rail Network [Member] | Not later than seven years [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)					60.00%
Frequency band, 700 MHz [member] | Areas At Level Of National Rail Network [Member] | Not later than twelve years [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)					80.00%
Frequency band, 700 MHz [member] | Areas At Level Of National Rail Network [Member] | Not later than fifteen years [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)					90.00%
Frequency band, 800 MHz [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Frequency expressed in MHz						800
Frequency band, 800 MHz [member] | FRANCE | Bottom of range [member]
Disclosure of unrecognized contractual commitments [line items]
Theoretical maximum download speed the entity has committed to provide for mobile coverage in Mbps						60
Frequency band, 800 MHz [member] | Not later than twelve years [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of mobile services coverage commitment (as a percent)						98.00%
Frequency band, 800 MHz [member] | Not later than fifteen years [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of mobile services coverage commitment (as a percent)						99.60%
Frequency band, 800 MHz [member] | Priority Deployment Areas [Member] | Not later than five years [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)						40.00%
Frequency band, 800 MHz [member] | Priority Deployment Areas [Member] | Not later than ten years [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)						90.00%
Frequency band, 800 MHz [member] | Department [Member] | Not later than twelve years [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)						90.00%
Frequency band, 800 MHz [member] | Department [Member] | Not later than fifteen years [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)						95.00%
Frequency bands, 900 Mhz [member] | Rural Areas [member] | Not later than three years [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Frequency expressed in MHz	900
Frequency bands, 900 Mhz [member] | Rural Areas [member] | Later than three years [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Frequency expressed in MHz							900
Frequency bands, 1800 Mhz [member] | Rural Areas [member] | Not later than three years [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Frequency expressed in MHz	1,800
Frequency bands, 1800 Mhz [member] | Rural Areas [member] | Later than three years [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Frequency expressed in MHz							1,800
Frequency bands, 2100 Mhz [member] | Rural Areas [member] | Not later than three years [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Frequency expressed in MHz	2,100
Frequency bands, 2100 Mhz [member] | Rural Areas [member] | Later than three years [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Frequency expressed in MHz							2,100
Frequency band, 2.6 GHz [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Frequency expressed in GHz						2.6
Frequency band, 2.6 GHz [member] | FRANCE | Bottom of range [member]
Disclosure of unrecognized contractual commitments [line items]
Theoretical maximum download speed the entity has committed to provide for mobile coverage in Mbps						60
Frequency band, 2.6 GHz [member] | Not later than four years [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of mobile services coverage commitment (as a percent)						25.00%
Frequency band, 2.6 GHz [member] | Not later than twelve years [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of mobile services coverage commitment (as a percent)						75.00%
Frequency bands 2 GHz and 8 GHz [member] | Not later than one year [member] | EGYPT
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)				11.00%
Frequency bands 2 GHz and 8 GHz [member] | Not later than three years [member] | SENEGAL
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)				90.00%
Frequency bands 2 GHz and 8 GHz [member] | Not later than four years [member] | EGYPT
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)				42.50%
Frequency bands 2 GHz and 8 GHz [member] | Not later than six years [member] | EGYPT
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)				69.50%
Frequency bands 2 GHz and 8 GHz [member] | Not later than ten years [member] | EGYPT
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)				70.00%